Share-Based Compensation Plans - Summary of Assumptions Used in Calculations of Charge in Respect of Employee Stock Option Awards Granted (Detail) - Vedanta Limited Employee Stock Option Scheme 2016 [member]
	12 Months Ended
	Mar. 21, 2018 INR (₨) yr	Mar. 21, 2017 INR (₨) yr	Mar. 31, 2018	Mar. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	10,081,350	8,000,000	16,236,879	7,803,400
Exercise Price	₨ 1	₨ 1
Share Price at the date of grant	₨ 308.90	₨ 235.90
Contractual Life	3 years	3 years
Expected Volatility	48.00%	48.00%
Expected option life | yr	3	3
Expected dividends	3.70%	3.20%
Risk free interest rate	6.50%	6.50%
Expected annual forfeitures	10.00%	10.00%
Tenure based stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per option granted	₨ 275.3	₨ 213.6
Performance based stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per option granted	₨ 161.1	₨ 82.8